Label	Element	Value
Prospectus:	rr_ProspectusTable
Supplement Text Block	wffndtr-20180524_SupplementTextBlock
SUPPLEMENT TO THE PROSPECTUS
and SUMMARY PROSPECTUSES
OF
WELLS FARGO FIXED INCOME FUNDS
for the WELLS FARGO ADJUSTABLE RATE GOVERNMENT FUND
WELLS FARGO SHORT DURATION GOVERNMENT BOND FUND
WELLS FARGO SHORT-TERM BOND FUND
WELLS FARGO ULTRA SHORT-TERM INCOME FUND
(each a "Fund" togther the "Funds")

 At a meeting held May 22-23, 2018, the Board of Trustees of Wells Fargo Funds Trust approved changes to the Class A sales charge schedule for the Funds, effective August 1, 2018. In connection with this change, the following amendments are made to the Class A and Class C Prospectus and Summary Prospectuses, effective on August 1, 2018:
I. Prospectus and Summary Prospectus Changes

In each Fund's Fund Summary section, the table entitlted Shareholder Fees is replaced with the following:
Shareholder Fees (fees paid directly from your investment)
	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	2.00%	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None[1]	1.00%
1.	Investments of $250,000 or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 0.40% if redeemed within 12 months from the date of purchase.

(Wells Fargo Income Funds) | (Wells Fargo Adjustable Rate Government Fund - Classes A and C)
Prospectus:	rr_ProspectusTable
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
(Wells Fargo Income Funds) | (Wells Fargo Adjustable Rate Government Fund - Classes A and C) | Class A
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.00%
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
(Wells Fargo Income Funds) | (Wells Fargo Adjustable Rate Government Fund - Classes A and C) | Class C
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
(Wells Fargo Income Funds) | (Wells Fargo Short Duration Government Bond Fund - Classes A and C)
Prospectus:	rr_ProspectusTable
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
(Wells Fargo Income Funds) | (Wells Fargo Short Duration Government Bond Fund - Classes A and C) | Class A
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.00%
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
(Wells Fargo Income Funds) | (Wells Fargo Short Duration Government Bond Fund - Classes A and C) | Class C
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
(Wells Fargo Income Funds) | (Wells Fargo Short-Term Bond Fund - Classes A and C)
Prospectus:	rr_ProspectusTable
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
(Wells Fargo Income Funds) | (Wells Fargo Short-Term Bond Fund - Classes A and C) | Class A
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.00%
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
(Wells Fargo Income Funds) | (Wells Fargo Short-Term Bond Fund - Classes A and C) | Class C
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
(Wells Fargo Income Funds) | (Wells Fargo Ultra Short-Term Income Fund - Classes A and C)
Prospectus:	rr_ProspectusTable
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
(Wells Fargo Income Funds) | (Wells Fargo Ultra Short-Term Income Fund - Classes A and C) | Class A
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.00%
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
(Wells Fargo Income Funds) | (Wells Fargo Ultra Short-Term Income Fund - Classes A and C) | Class C
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%

[1]	Investments of $250,000 or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 0.40% if redeemed within 12 months from the date of purchase.